Shareholders' Equity (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Summary of Stock Option
Unrecognized compensation cost	$ 25,500,000
Weighted-average period of unrecognized compensation cost (in years)	2.7
Number of shares available for issuance
Outstanding number of shares available for issuance at the beginning of the period	6,742,000	1,744,000
Shares added under Amended and Restated 2007 Plan		5,000,000
Granted (in shares)	(604,000)	(67,000)
Cancelled/expired/forfeited (in shares)	21,000	65,000
Outstanding number of shares available for issuance at the end of the period	6,159,000	6,742,000
Aggregate Intrinsic Value
Stock price at the end of the period (in dollars per share)	$ 52.00	$ 68.82
Share options
Summary of Stock Option
Unrecognized compensation cost	500,000
Weighted-average period of unrecognized compensation cost (in years)	0.4
Stock options activity
Outstanding at the beginning of the period (in shares)	1,021,000	1,579,000
Exercised (in shares)	(239,000)	(511,000)
Cancelled/expired/forfeited (in shares)	(2,000)	(47,000)
Outstanding at the end of the period (in shares)	780,000	1,021,000	1,579,000
Vested and expected to vest at the end of the year (in shares)	780,000	1,019,000
Exercisable at the end of the period (in shares)	744,000	858,000
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 29.34	$ 27.30
Exercised (in dollars per share)	$ 25.78	$ 23.08
Cancelled/expired/forfeited (in dollars per share)	$ 33.01	$ 28.94
Outstanding at the end of the period (in dollars per share)	$ 30.42	$ 29.34	$ 27.30
Vested and expected to vest at the end of the period (in dollars per share)	$ 30.42	$ 29.33
Exercisable at the end of the period (in dollars per share)	$ 30.17	$ 28.19
Weighted Average Remaining Contractual Life
Outstanding at the end the period (in years)	2.08	3.06	3.68
Vested and expected to vest at the end of the period (in years)	2.08	3.06
Exercisable at the end of the period (in years)	2.07	3.03
Aggregate Intrinsic Value
Outstanding at the end of the period (in dollars)	16,832,000	40,321,000	28,509,000
Vested and expected to vest at the end of the period	16,831,000	40,254,000
Exercisable at the end of the period	16,235,000	34,846,000
Total intrinsic value of options exercised	17,600,000	13,900,000	21,600,000
Cash received from the exercises of stock option	$ 6,200,000
Restricted share units
Number of shares available for issuance
Granted (in shares)	(345,000)	(38,000)